Parent company accounts - Statement of changes in equity - GBP (£) £ in Millions	Total		Called up share capital and share premium [1]	Other equity instruments [1]	Other reserves [2]	Retained earnings	Barclays Bank PLC		Barclays Bank PLC Called up share capital and share premium [3]	Barclays Bank PLC Other equity instruments	[3]	Barclays Bank PLC Other reserves		Barclays Bank PLC Retained earnings
Beginning balance, equity at Dec. 31, 2020	£ 53,710		£ 2,348	£ 8,621	£ 3,183	£ 39,558	£ 51,143		£ 2,348	£ 13,328	[4]	£ 776	[5]	£ 34,691
Profit after tax	4,588			631		3,957	3,436			795	[4]			2,641
Currency translation movements	(155)	[6]			(155)		128	[7]				128	[5]
Fair value through other comprehensive income reserve	(362)				(362)		(363)					(363)	[5]
Cash flow hedges	(1,799)				(1,799)		(1,815)					(1,815)	[5]
Retirement benefit remeasurement	644					644	612							612
Own credit reserve	(13)				(13)		31					31	[5]
Total comprehensive income for the year	2,903			631	(2,329)	4,601	2,029			795	[4]	(2,019)	[5]	3,253
Issue and redemption of other equity instruments	1,075			1,072		3	1,075			1,072	[4]			3
Other equity instruments coupons paid	(631)			(631)			(795)			(795)	[4]
Employee share schemes	436					436	418							418
Vesting of Barclays PLC shares under share-based payment schemes	(356)						(356)							(356)
Dividends paid on ordinary shares	(794)					(794)	(794)							(794)
Dividends paid on preference shares and other shareholders' equity	(27)					(27)	(27)							(27)
Other reserve movements	1					(6)	(1)					7		(8)
Ending balance, equity at Dec. 31, 2021	56,317		2,348	9,693	861	43,415	52,692		2,348	14,400	[4],[8]	(1,236)	[5]	37,180
Profit after tax	4,382			732		3,650	2,784			982	[8]			1,802
Currency translation movements	2,411	[6]			2,411		1,149	[7]				1,149	[5]
Fair value through other comprehensive income reserve	(1,224)				(1,224)		(1,232)					(1,232)	[5]
Cash flow hedges	(4,939)				(4,939)		(4,556)					(4,556)	[5]
Retirement benefit remeasurement	(282)					(282)	(315)							(315)
Own credit reserve	1,463				1,463		1,359					1,359	[5]
Total comprehensive income for the year	1,811			732	(2,289)	3,368	(811)			982	[8]	(3,280)	[5]	1,487
Issue and redemption of other equity instruments	1,036			998		38	1,036			998	[8]			38
Other equity instruments coupons paid	(732)			(732)			(982)			(982)	[8]
Employee share schemes	419					419	425							425
Vesting of Barclays PLC shares under share-based payment schemes	(413)					(413)	(413)							(413)
Dividends paid on ordinary shares	(200)					(200)	(200)							(200)
Dividends paid on preference shares and other shareholders' equity	(31)					(31)	(31)							(31)
Own credit realisation	0				(36)	36						(36)	[5]	36
Capital contribution from Barclays PLC	750					750	750							750
Other reserve movements	(4)					(4)	1							1
Ending balance, equity at Dec. 31, 2022	£ 58,953		£ 2,348	£ 10,691	£ (1,464)	£ 47,378	£ 52,467		£ 2,348	£ 15,398	[8]	£ (4,552)	[5]	£ 39,273

[1]	For further details refer to Note 27.
[2]	For further details refer to Note 28.
[3]	For further details refer to Note 27.
[4]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC. The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2021, interest paid on these borrowings was £164m.
[5]	For further details refer to Note 28.
[6]	Includes £1m gain (2021: £20m loss; 2020: £8m loss) on recycling of currency translation differences.
[7]	Includes £nil (2021: £nil, 2020:nil) on recycling of currency translation differences.
[8]	Other equity instruments includes AT1 securities issued by Barclays Bank PLC and borrowings of $6bn from a wholly-owned, indirect subsidiary of Barclays Bank PLC. The borrowings have been recorded as equity since, under their terms, interest payments are non cumulative and discretionary whilst repayment of principal is perpetually deferrable by Barclays Bank PLC. Should Barclays Bank PLC make a discretionary dividend payment on its ordinary shares in the six months preceding the date of an interest payment, it will be obliged to make that interest payment. In 2022, interest paid on these borrowings was £250m.